EQUITY (Details 1)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years	10 years
Expected average volatility	158.00%	170.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.40%	2.87%